Kayne Anderson Renewable Infrastructure Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

	Shares	Value
LONG-TERM INVESTMENTS - 92.06%
COMMON STOCKS - 90.16%
Renewable Power Companies - 29.42%
Acciona SA (a)	12,700	$2,111,289
The AES Corporation	111,300	2,540,979
Brookfield Renewable Corporation, Class A (a)	26,300	1,020,703
Brookfield Renewable Partners LP (a)	81,444	3,006,098
China Longyuan Power Group Corporation Ltd. (a)	1,557,100	3,820,826
EDP Renovaveis SA (a)	41,837	1,038,050
ERG SpA (a)	59,100	1,754,447
Northland Power, Inc. (a)	88,233	2,772,520
Omega Geracao SA (a)(c)	148,000	868,310
Orsted A/S (a)	15,414	2,031,791
TransAlta Corporation (a)	396,700	4,190,625
		25,155,638
Green Utilities - 25.18%
AB Ignitis Grupe- GDR (a)	40,000	913,023
Algonquin Power & Utilities Corp (a)	69,100	3,345,822
Avangrid, Inc.	58,100	2,823,660
EDP - Energias de Portugal SA (a)	717,256	3,767,816
Eversource Energy	31,100	2,542,736
EVN AG (a)	67,834	1,803,302
NextEra Energy, Inc.	51,440	4,039,069
SSE plc (a)	108,900	2,292,904
		21,528,332
Renewable Energy Developers - 13.38%
Corporacion Acciona Energias Renovables SA (a)(c)	54,400	1,785,187
Falck Renewables SpA (a)	204,576	1,590,481
Focus Energia Holding Participacoes SA (a)	326,300	834,662
Neoen SA (a)(c)	27,352	1,102,203
ReNew Energy Global plc, Class A (a)(b)	42,900	437,580
Scatec ASA (a)	44,248	822,485
Sunrun, Inc. (b)	54,400	2,393,600
Terna Energy SA (a)	185,974	2,473,047
		11,439,245
Wind & Solar Yield Companies - 11.70%
Atlantica Sustainable Infrastructure plc (a)	94,673	3,267,165
Clearway Energy, Inc., Class C	83,076	2,514,711
NextEra Energy Partners LP	28,578	2,153,638
Xinyi Energy Holdings Ltd. (a)	3,566,200	2,069,368
		10,004,882
Biomass Infrastructure - 10.48%
Albioma SA (a)	49,040	1,925,169
Anaergia, Inc. (a)(b)	48,300	801,187
Covanta Holding Corporation	91,200	1,834,944
Enviva Partners LP	63,200	3,418,488
Polaris Infrastructure Inc. (a)	71,900	982,054
		8,961,842
Total Long Common Stocks
(Cost $72,242,971)		77,089,939

CONVERTIBLE PREFERRED STOCKS - 1.90%
Renewable Power Companies - 1.90%
The AES Corporation	16,800	1,619,520
6.875%, 2/15/2024

Total Convertible Preferred Stocks
(Cost $1,688,950)		1,619,520
Total Long-Term Investments
(Cost $73,931,921)		78,709,459

SHORT-TERM INVESTMENTS - 6.44%
Money Market Fund - 6.44%
First American Treasury Obligations Fund, Class X, 0.01% (d)	5,509,246	5,509,246
Total Short-Term Investments
(Cost $5,509,246)		5,509,246
Total Investments
(Cost $79,441,167) - 98.50%		84,218,705
Other Assets In Excess Of Liabilities - 1.50%		1,283,054
Total Net Assets - 100.00%		$85,501,759

(a)	Foreign security.
(b)	Non-income producing security.
(c)	Security is not currently paying cash distributions, but is expected to pay cash distributions within the next 12 months.
(d)	The rate quoted is the annualized seven-day effective yield as of September 30, 2021.

At September 30, 2021, the Fund's geographic allocation was follows:

Geographic Location	% of Long-Term Investments
Europe | U.K.	36.44%
United States	32.88%
Canada	20.48%
Australia, Brazil, Japan & Other	10.20%

The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global
Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter
(“OTC”) market. If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”). These securities are categorized in Level 2 of the fair value hierarchy.

In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Fund’s net asset value (“NAV”) is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. These securities are categorized in Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange traded funds, are valued at their reported NAV per share. To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

Forward currency contracts maturing in two or fewer days are valued at the spot rate. Forward currency contracts maturing in three days or more days are valued at the midpoint prices calculated by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”) using an “interpolation” methodology that incorporates foreign-exchange prices obtained from an approved pricing service for standard forward-settlement periods, such as one month, three months, six months and one year. These securities are categorized in Level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (the "Board"). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that the Funds could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Funds determine their net asset values per share. The Board has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary. The Board regularly reviews reports that describe any fair value determinations and methods.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of September 30, 2021:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$56,655,953	$20,433,986	$-	$77,089,939
Convertible Preferred Stocks	1,619,520	-	-	1,619,520
Short-Term Investments	5,509,246	-	-	5,509,246
Other Instruments
Forward Contracts(1)	-	957,457	-	957,457
	$63,784,719	$21,391,443	$-	$85,176,162

(1) Forward currency contracts are valued at the net unrealized appreciation (depreciation) on the instrument as presented on the Schedule Forward Currency Contracts.

During the period ended September 30, 2021, the fund did not hold any Level 3 securities, nor were there any transfers into or out of Level 3.

Schedule of Open Forward Currency Contracts*
September 30, 2021 (Unaudited)

					Unrealized
Settlement	Currency to be	Value	Currency to be	Value	Appreciation
Date	Delivered	(USD)	Received	(USD)	(Depreciation)**
12/31/2021	4,298,868 BRL	776,400	802,202 USD	805,202	28,802
12/31/2021	9,872,155 CAD	7,794,877	7,943,047 USD	7,943,047	148,170
12/30/2021	12,678,663 DKK	1,978,874	2,031,287 USD	2,031,287	52,414
12/31/2021	20,090,142 EUR	23,321,710	23,951,073 USD	23,951,073	629,363
12/31/2021	1,811,817 GBP	2,441,883	2,507,861 USD	2,507,861	65,978
12/31/2021	44,339,555 HKD	5,697,072	5,699,490 USD	5,699,490	2,418
12/31/2021	978,919 USD	978,919	8,475,777 NOK	968,782	(10,138)
12/31/2021	15,696,284 NOK	1,794,086	1,834,535 USD	1,834,535	40,450
					957,457
BRL - Brazillian Real
CAD - Canadian Dollar
DKK - Danish Krone
EUR - Euro
GBP- British Pound Sterling
HKD - Hong Kong Dollar
NOK - Norwegian Krone
USD - U.S. Dollar

* Bannockburn Global Forex, LLC is the counterparty for all open forward currency contracts held by the fund as of September 30, 2021
** Unrealized appreciation is a receivable and unrealized depreciation is a payable.